Results From Financial Transactions - Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ (11,326)	€ 20,524	€ 15,121
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	(2,318)	2,372	2,462
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	(421)	166	1,682
Unconsolidated investment funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	(8,158)	17,720	10,496
Derivatives [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	(153)	94	252
Other financial asset [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ (276)	€ 171	€ 230